Other non-current assets	12 Months Ended
Dec. 31, 2025
Other non-current assets.
Other non-current assets
19	Other non-current assets

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Rental deposits	12,848	9,358
Prepayment for leasing motor vehicles	5,391	—
Prepayment for property and equipment	1,225	14,310
Contract assets-non-current, net of allowance	561	—
	20,025	23,668